Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trading Securities [Member] | Securities (Assets) [Member]
Assets:
Balance, beginning of period	$ 2,603	$ 2,040
Net income	58	503
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(541)	375
Transfers into Level 3	83	21
Transfers out of Level 3	(169)	(336)
Balance, end of period	2,034	2,603
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(13)	76
Trading Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Balance, beginning of period	5	5
Net income	3	2
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	12	(11)
Transfers into Level 3	51	9
Transfers out of Level 3	(18)	0
Balance, end of period	53	5
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	0	1
Trading Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Balance, beginning of period	117	146
Net income	6	(7)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(36)	101
Transfers into Level 3	31	0
Transfers out of Level 3	(10)	(123)
Balance, end of period	108	117
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(4)	(17)
Trading Securities [Member] | Collateralized debt obligations [Member]
Assets:
Balance, beginning of period	1,915	1,133
Net income	(24)	418
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(297)	364
Transfers into Level 3	0	0
Transfers out of Level 3	(12)	0
Balance, end of period	1,582	1,915
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	1	11
Trading Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	166	223
Net income	1	9
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(70)	67
Transfers into Level 3	0	9
Transfers out of Level 3	0	(142)
Balance, end of period	97	166
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(80)	16
Trading Securities [Member] | Total asset-backed securities [Member]
Assets:
Balance, beginning of period	366	497
Net income	75	80
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(122)	(141)
Transfers into Level 3	0	1
Transfers out of Level 3	(129)	(71)
Balance, end of period	190	366
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	(2)	67
Trading Securities [Member] | Equity Securities [Member]
Assets:
Balance, beginning of period	34	36
Net income	(3)	1
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(28)	(5)
Transfers into Level 3	1	2
Transfers out of Level 3	0	0
Balance, end of period	4	34
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	72	(2)
Trading assets (excluding derivatives) [Member]
Assets:
Balance, beginning of period	2,739	2,311	3,495
Net income	37	468	202
Net gains included in other comprehensive income	0	0	2
Purchases, sales, issuances and settlements, net	(539)	356	(1,749)
Transfers into Level 3	83	21
Transfers out of Level 3	(171)	(417)
Net transfers into and/or out of Level 3			361
Balance, end of period	2,149	2,739	2,311
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	1	86	276
Trading assets (excluding derivatives) [Member] | Other Trading Assets [Member]
Assets:
Balance, beginning of period	136	271
Net income	(21)	(35)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	2	(19)
Transfers into Level 3	0	0
Transfers out of Level 3	(2)	(81)
Balance, end of period	115	136
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	14	10
Mortgages held for sale [Member]
Assets:
Balance, beginning of period	3,305	3,523	4,718
Net income	44	43	(96)
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(104)	(253)	(921)
Transfers into Level 3	492	380
Transfers out of Level 3	(327)	(388)
Net transfers into and/or out of Level 3			(178)
Balance, end of period	3,410	3,305	3,523
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	43	39	(109)
Loans [Member]
Assets:
Balance, beginning of period	309	0
Net income	13	55
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(299)	(112)
Transfers into Level 3	0	1,035
Transfers out of Level 3	0	(669)
Balance, end of period	23	309
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	0	55
Mortgage servicing rights [Member]
Assets:
Balance, beginning of period	14,467	16,004	14,714
Net income	(5,821)	(5,511)	(4,970)
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	3,957	4,092	6,260
Transfers into Level 3	0	0
Transfers out of Level 3	0	(118)
Net transfers into and/or out of Level 3			0
Balance, end of period	12,603	14,467	16,004
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to assets held at period end	(3,680)	(2,957)	(1,534)
Derivatives [Member]
Assets and Liabilities:
Balance, beginning of period	(1,192)	(832)	37
Net income	3,233	2,759	1,439
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(3,524)	(3,338)	(2,291)
Transfers into Level 3	(9)	165
Transfers out of Level 3	(96)	54
Net transfers into and/or out of Level 3			(17)
Balance, end of period	(1,588)	(1,192)	(832)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	396	(930)	(799)
Derivatives [Member] | Interest Rate Contract [Member]
Assets and Liabilities:
Balance, beginning of period	77	(114)
Net income	4,051	3,514
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(3,414)	(3,482)
Transfers into Level 3	(1)	159
Transfers out of Level 3	(104)	0
Balance, end of period	609	77
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	309	(266)
Derivatives [Member] | Commodity Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(1)	0
Net income	2	(1)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(9)	0
Transfers into Level 3	(3)	0
Transfers out of Level 3	11	0
Balance, end of period	0	(1)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	1	(1)
Derivatives [Member] | Equity Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(225)	(344)
Net income	126	(104)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	28	169
Transfers into Level 3	(6)	0
Transfers out of Level 3	2	54
Balance, end of period	(75)	(225)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	55	(19)
Derivatives [Member] | Foreign Exchange Contract [Member]
Assets and Liabilities:
Balance, beginning of period	9	(1)
Net income	(8)	21
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(6)	(11)
Transfers into Level 3	1	0
Transfers out of Level 3	(3)	0
Balance, end of period	(7)	9
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	(19)	0
Derivatives [Member] | Credit Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(1,017)	(330)
Net income	(856)	(675)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	(123)	(18)
Transfers into Level 3	0	6
Transfers out of Level 3	(2)	0
Balance, end of period	(1,998)	(1,017)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	50	(644)
Derivatives [Member] | Other Contract [Member]
Assets and Liabilities:
Balance, beginning of period	(35)	(43)
Net income	(82)	4
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	0	4
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance, end of period	(117)	(35)
Net unrealized gains (losses) included in mortgage banking, trading activities and other noninterest income in the income statement related to assets and liabilities held at period end	0	0
Other Assets [Member]
Assets:
Balance, beginning of period	314	1,373	1,231
Net income	12	29	10
Net gains included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(82)	(103)	132
Transfers into Level 3	0	4
Transfers out of Level 3	0	(989)
Net transfers into and/or out of Level 3			0
Balance, end of period	244	314	1,373
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to assets held at period end	3	(38)	12
Short sale liabilities [Member]
Liabilities:
Balance, beginning of period	0
Net income	0
Net gains included in other comprehensive income	0
Purchases, sales, issuances and settlements, net	0
Transfers into Level 3	0
Transfers out of Level 3	0
Balance, end of period	0
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to liabilities held at period end	0
Short sale liabilities [Member] | Corporate debt securities [Member]
Liabilities:
Balance, beginning of period		(26)
Net income		(2)
Net gains included in other comprehensive income		0
Purchases, sales, issuances and settlements, net		(37)
Transfers into Level 3		0
Transfers out of Level 3		65
Balance, end of period		0
Net unrealized gains (losses) included in trading activities and other noninterest income in the income statement related to liabilities held at period end		0
Other Liabilities Excluding Derivatives And Short Sale Liabilities [Member]
Liabilities:
Balance, beginning of period	(344)	(10)
Net income	(8)	(55)
Net gains included in other comprehensive income	0	0
Purchases, sales, issuances and settlements, net	308	94
Transfers into Level 3	0	(1,038)
Transfers out of Level 3	0	665
Balance, end of period	(44)	(344)
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to liabilities held at period end	0	(58)
Other Liabilities Excluding Derivatives [Member]
Liabilities:
Balance, beginning of period			(16)
Net income			(11)
Net gains included in other comprehensive income			0
Purchases, sales, issuances and settlements, net			1
Net transfers into and/or out of Level 3			(10)
Balance, end of period			(36)
Net unrealized gains (losses) included in mortgage banking and other noninterest income in the income statement related to liabilities held at period end			14
Available for sale Securities [Member] | Securities (Assets) [Member]
Assets:
Balance, beginning of period	21,958	22,773	22,692
Net income	568	346	97
Net gains included in other comprehensive income	(242)	370	4,134
Purchases, sales, issuances and settlements, net	9,873	2,818	(153)
Transfers into Level 3	502	2,472
Transfers out of Level 3	(803)	(6,821)
Net transfers into and/or out of Level 3			(3,997)
Balance, end of period	31,856	21,958	22,773
Net unrealized gains (losses) included in debt securities available for sale and equity investments in the income statement related to assets held at period end	(143)	(40)	(526)
Available for sale Securities [Member] | Debt Securities [Member]
Assets:
Balance, beginning of period	19,492	20,380	19,867
Net income	408	246	(7)
Net gains included in other comprehensive income	(236)	396	3,992
Purchases, sales, issuances and settlements, net	11,126	2,833	507
Transfers into Level 3	500	2,378
Transfers out of Level 3	(801)	(6,741)
Net transfers into and/or out of Level 3			(3,979)
Balance, end of period	30,489	19,492	20,380
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(90)	(40)	(525)
Available for sale Securities [Member] | US States and Political Subdivisions [Member]
Assets:
Balance, beginning of period	4,564	818	903
Net income	10	12	23
Net gains included in other comprehensive income	52	63	0
Purchases, sales, issuances and settlements, net	6,923	3,485	25
Transfers into Level 3	0	192
Transfers out of Level 3	(33)	(6)
Net transfers into and/or out of Level 3			(133)
Balance, end of period	11,516	4,564	818
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	9	4	(8)
Available for sale Securities [Member] | Mortgage Backed Securities [Member]
Assets:
Balance, beginning of period	237	2,883	3,800
Net income	(53)	(21)	(294)
Net gains included in other comprehensive income	58	383	1,986
Purchases, sales, issuances and settlements, net	(4)	(58)	(718)
Transfers into Level 3	123	501
Transfers out of Level 3	(68)	(3,451)
Net transfers into and/or out of Level 3			(1,891)
Balance, end of period	293	237	2,883
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(64)	(13)	(339)
Available for sale Securities [Member] | Federal agencies [Member]
Assets:
Balance, beginning of period			4
Net income			0
Net gains included in other comprehensive income			0
Purchases, sales, issuances and settlements, net			0
Net transfers into and/or out of Level 3			(4)
Balance, end of period			0
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end			0
Available for sale Securities [Member] | Residential [Member]
Assets:
Balance, beginning of period	20	1,084	3,510
Net income	(9)	7	(74)
Net gains included in other comprehensive income	(1)	(21)	1,092
Purchases, sales, issuances and settlements, net	(6)	(48)	(759)
Transfers into Level 3	121	274
Transfers out of Level 3	(64)	(1,276)
Net transfers into and/or out of Level 3			(2,685)
Balance, end of period	61	20	1,084
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(8)	(8)	(227)
Available for sale Securities [Member] | Commercial [Member]
Assets:
Balance, beginning of period	217	1,799	286
Net income	(44)	(28)	(220)
Net gains included in other comprehensive income	59	404	894
Purchases, sales, issuances and settlements, net	2	(10)	41
Transfers into Level 3	2	227
Transfers out of Level 3	(4)	(2,175)
Net transfers into and/or out of Level 3			798
Balance, end of period	232	217	1,799
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(56)	(5)	(112)
Available for sale Securities [Member] | Collateralized debt obligations [Member]
Assets:
Balance, beginning of period	4,778	3,725	2,083
Net income	290	210	125
Net gains included in other comprehensive income	(202)	96	577
Purchases, sales, issuances and settlements, net	3,725	959	623
Transfers into Level 3	8	0
Transfers out of Level 3	0	(212)
Net transfers into and/or out of Level 3			317
Balance, end of period	8,599	4,778	3,725
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	(14)	(84)
Available for sale Securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	433	367	282
Net income	150	7	3
Net gains included in other comprehensive income	(112)	68	61
Purchases, sales, issuances and settlements, net	(185)	(113)	(7)
Transfers into Level 3	41	259
Transfers out of Level 3	(32)	(155)
Net transfers into and/or out of Level 3			28
Balance, end of period	295	433	367
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(3)	0	0
Available for sale Securities [Member] | Total asset-backed securities [Member]
Assets:
Balance, beginning of period	9,395	12,510
Net income	11	53
Net gains included in other comprehensive income	(32)	(225)
Purchases, sales, issuances and settlements, net	752	(1,452)
Transfers into Level 3	328	1,426
Transfers out of Level 3	(668)	(2,917)
Balance, end of period	9,786	9,395
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(32)	(17)
Available for sale Securities [Member] | Auto loans and leases [Member]
Assets:
Balance, beginning of period	6,133	8,525
Net income	4	1
Net gains included in other comprehensive income	(27)	(246)
Purchases, sales, issuances and settlements, net	531	(2,403)
Transfers into Level 3	0	256
Transfers out of Level 3	0	0
Balance, end of period	6,641	6,133
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	0
Available for sale Securities [Member] | Home Equity Loans [Member]
Assets:
Balance, beginning of period	112	1,677
Net income	(3)	1
Net gains included in other comprehensive income	(18)	40
Purchases, sales, issuances and settlements, net	40	48
Transfers into Level 3	221	113
Transfers out of Level 3	(70)	(1,767)
Balance, end of period	282	112
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(25)	(5)
Available for sale Securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of period	3,150	2,308
Net income	10	51
Net gains included in other comprehensive income	13	(19)
Purchases, sales, issuances and settlements, net	181	903
Transfers into Level 3	107	1,057
Transfers out of Level 3	(598)	(1,150)
Balance, end of period	2,863	3,150
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	(7)	(12)
Available for sale Securities [Member] | Other Debt Securities [Member]
Assets:
Balance, beginning of period			12,799
Net income			136
Net gains included in other comprehensive income			1,368
Purchases, sales, issuances and settlements, net			584
Net transfers into and/or out of Level 3			(2,300)
Balance, end of period			12,587
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end			(94)
Available for sale Securities [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member]
Assets:
Balance, beginning of period	85	77
Net income	0	(15)
Net gains included in other comprehensive income	0	11
Purchases, sales, issuances and settlements, net	(85)	12
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance, end of period	0	85
Net unrealized gains (losses) included in debt securities available for sale in the income statement related to assets held at period end	0	0
Available for sale Securities [Member] | Equity Securities [Member]
Assets:
Balance, beginning of period	2,466	2,393	2,825
Net income	160	100	104
Net gains included in other comprehensive income	(6)	(26)	142
Purchases, sales, issuances and settlements, net	(1,253)	(15)	(660)
Transfers into Level 3	2	94
Transfers out of Level 3	(2)	(80)
Net transfers into and/or out of Level 3			(18)
Balance, end of period	1,367	2,466	2,393
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	(53)	0	(1)
Available for sale Securities [Member] | Perpetual preferred securities [Member]
Assets:
Balance, beginning of period	2,434	2,305	2,775
Net income	160	100	104
Net gains included in other comprehensive income	(7)	(31)	144
Purchases, sales, issuances and settlements, net	(1,243)	6	(723)
Transfers into Level 3	2	80
Transfers out of Level 3	(2)	(26)
Net transfers into and/or out of Level 3			5
Balance, end of period	1,344	2,434	2,305
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	(53)	0	(1)
Available for sale Securities [Member] | Other equity securities [Member]
Assets:
Balance, beginning of period	32	88	50
Net income	0	0	0
Net gains included in other comprehensive income	1	5	(2)
Purchases, sales, issuances and settlements, net	(10)	(21)	63
Transfers into Level 3	0	14
Transfers out of Level 3	0	(54)
Net transfers into and/or out of Level 3			(23)
Balance, end of period	23	32	88
Net unrealized gains (losses) included in equity investments in the income statement related to assets held at period end	$ 0	$ 0	$ 0